Principal Related Party Transactions and Amounts Due from and Due to Related Parties (Detail) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2012 USD ($)	Dec. 31, 2011 Related Parties CNY
Related Party Transaction [Line Items]
Purchases from related parties	92,906	[1]	105,154	[1]	121,439	[1]
Sales to related parties	5,454	[2]	2,207	[2]	4,817	[2]
Lease of property from a related party	1,082	[3]	1,082	[3]	1,082	[3]
Disposal of a subsidiary to a related party								20,000 [4]
Amounts due from related parties	8,254	[5]	4,649	[5]			1,325
Amounts due to related parties	18,381	[6]	18,169	[6]			$ 2,950

[1]	The Group purchased merchandise from Neptunus Group and its affiliates in the normal course of business. The payment terms offered by the related parties to the Group for purchase of merchandise ranged from 60 to 90 days. For the periods presented, none of the Group's suppliers accounted for 10% or more of the Group's purchases of merchandise.
[2]	In the normal course of business, the Group sold merchandise to the following related parties as follows: Year ended December 31, 2010 2011 2012 RMB RMB RMB JZJ Holding 1,607 - - Neptunus Group and its affiliates 3,210 2,207 5,454 4,817 2,207 5,454
[3]	The Group rented a property from Neptunus Group under an operating lease arrangement that was entered in November 2008. The monthly rental is approximately RMB90 and the lease agreement will expire in October 2013.
[4]	In August 2011, the Group disposed of its 100% equity interest in a subsidiary, Nepstar Industrial Co., Ltd., to Neptunus Group at a total cash consideration of RMB 20 million. The difference between consideration received and the carrying amount of the net assets of the subsidiary amounting to RMB19 was recognised in additional paid-in capital. As Neptunus Group held over 50% of the Company's equity interests, the transaction is considered a transaction with entity under common control. Nepstar Industrial Co., Ltd. has not conducted any operations since its establishment in 2009. The purpose of the transaction is to simplify corporate structure and the divestment has not adversely affected the Group's financial position or business operation.
[5]	The amounts due from related parties represent the following: December 31, 2011 2012 RMB RMB Amount due from Neptunus Group and its affiliates related to: Sales of merchandise (Note 23(b)) 2,207 7,304 Expenses paid on behalf of related parties 287 950 2,494 8,254 Amount due from JZJ Holding related to: Sales of merchandise (Note 23(b)) 1,607 - Expenses paid on behalf of related parties 548 - 2,155 - Expenses paid on behalf of related parties related to miscellaneous expenses paid by the Group on behalf of Neptunus Group and its affiliates and JZJ Holding respectively
[6]	The balances represent amounts due to Neptunus Group and its affiliates in connection with the purchase of merchandise as described in Note 23(a) above.